Financial Instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities

The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2025 and 2024.

Financial assets	31/12/25	31/12/24
Financial assets measured at amortised cost
Other non-current receivables	4,981	6,124
Trade receivables	32,508	32,819
Other current receivables	7,562	10,618
Other current financial receivables	4,121	1,348
Cash and cash equivalents	20,320	20,322
Total (a)	69,492	71,231
Financial assets measured at fair value
Forward exchange contracts	76	24
Total (b)	76	24
Total financial assets (a+b)	69,568	71,255

Financial assets measured at amortised cost include trade receivables, other receivables (non-current and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

For further details on “Trade receivables”, “Other receivables”, “Cash and cash equivalents” and “Forward exchange contracts” reference should be made to notes 15, 12-16, 18 and 32, respectively.

Financial liabilities	31/12/25	31/12/24
Financial liabilities measured at amortised cost
Long-term borrowings	30,346	18,720
Lease liabilities	49,443	57,750
Other non-current debts	—	465
Bank overdrafts and short-term borrowings	22,197	23,327
Trade payables	57,447	66,477
Other payables	25,084	26,706
Other non-current liabilities	1,386	2,160
Total (a)	185,903	195,605
Financial liabilities measured at fair value
Forward exchange contracts	19	268
Total (b)	19	268
Total financial liabilities (a+b)	185,922	195,873

Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities

The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2025 and 2024, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/25		31/12/24
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	76	76	24	24
Financial liabilities
Floating-rate borrowings	8,485	8,778	7,274	7,552
Fixed rate borrowings	21,861	24,390	11,446	14,078
Total long-term borrowings	30,346	33,168	18,720	21,630
Forward exchange contracts	19	19	268	268

Impairment on Financial Assets Recognised in Profit or Loss

Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2025, 2024 and 2023 are related mainly to trade receivables and are as follows:

	2025	2024	2023
Impairment loss on trade receivables	46	289	33

Summary of Percentage of Revenue and Trade Receivables

	31/12/25	31/12/24	31/12/23
Revenue	23,215	25,192	26,523
Trade receivables	2,341	4,022	4,198

Summary of Insured and Non-insured Trade Receivables

As at December 31, 2025 and 2024, insured and non-insured trade receivables are as follows:

	31/12/25	31/12/24
Insured trade receivables	24,250	23,253
Non-insured trade receivables	11,630	13,227
Gross trade receivables	35,880	36,480
Provision for doubtful accounts	(3,372)	(3,661)
Net trade receivables	32,508	32,819

Summary of Trade Receivables Past Due

As at December 31, 2025 and 2024 the ageing of trade receivables is as follows:

	31/12/25	31/12/24
Current (not past due)	26,534	24,462
From 1 to 29 days past due	5,199	3,945
From 30 to 60 days past due	841	746
From 61 to 90 days past due	595	582
More than 90 days past due	2,711	6,745
Gross trade receivables	35,880	36,480
Provision for doubtful accounts	(3,372)	(3,661)
Net trade receivables	32,508	32,819

Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2025 and 2024, further to the adoption of IFRS 9.

December 31, 2025

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	125	23	5	62	215
Trade receivables subject to specific valuation					35,665
Total gross carrying amount					35,880
Default rate	0.57%	7.04%	12.72%	19.75%
Expected credit loss	1	2	1	12	16

December 31, 2024

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	1,279	—	79	—	1,358
Trade receivables subject to specific valuation					35,122
Total gross carrying amount					36,480
Default rate	0.65%	9.60%	26.31%	58.83%
Expected credit loss	8	—	21	—	29

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2025 and 2024. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2025

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	378	7,056	7,678	14,128	4,700	33,940
Lease liabilities	2,079	9,709	10,639	21,437	12,033	55,897
Bank overdrafts and short-term borrowings	22,197	—	—	—	—	22,197
Trade and other payables	25,084	57,447	—	—	—	82,531
Losses on derivative financial instruments	19	—	—	—	—	19
Total financial liabilities	49,757	74,212	18,317	35,565	16,733	194,584

December 31, 2024

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	626	4,459	2,568	8,034	5,943	21,630
Lease liabilities	2,379	11,250	12,513	26,781	17,970	70,893
Bank overdrafts and short-term borrowings	23,327	—	—	—	—	23,327
Trade and other payables	26,706	66,942	—	—	—	93,648
Losses on derivative financial instruments	268	—	—	—	—	268
Total financial liabilities	53,306	82,651	15,081	34,815	23,913	209,766

Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected

The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax
December 31, 2025	+45	46
December 31, 2025	-45	(46)
December 31, 2024	+45	(40)
December 31, 2024	-45	40
December 31, 2023	+45	(40)
December 31, 2023	-45	40

Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

The Group’s profit before tax is affected through the change in foreign in exchange rates as follows:

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2025	+5%	1,666
December 31, 2025	-5%	(1,639)
December 31, 2024	+5%	2,150
December 31, 2024	-5%	(2,403)
December 31, 2023	+5%	1,707
December 31, 2023	-5%	(1,848)

Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency

As at December 31, 2025 and 2024 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/25	31/12/24
Trade receivables	21,643	23,384
Cash and cash equivalents	18,225	16,224
Total financial assets	39,868	39,608

Financial liabilities	31/12/25	31/12/24
Long-term borrowings	3,253	216
Lease liabilities	35,374	41,604
Bank overdraft and short-term borrowings	11,500	10,336
Trade payables	19,059	21,355
Total financial liabilities	69,186	73,511

Summary of Quantitative Information about Exposure to Currency Risk

As at December 31, 2025 and 2024, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2025

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	21,014	42,157	(21,143)
Chinese Yuan	6,412	6,841	(429)
British pounds	4,496	5,369	(873)
Brazilian Reais	2,888	4,246	(1,358)
Canadian dollars	18	17	1
Romanian Leu	684	6,256	(5,572)
Mexican pesos	529	1,342	(813)
Other	3,827	2,958	869
Total	39,868	69,186	(29,318)

December 31, 2024

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	21,705	42,212	(20,507)
Chinese Yuan	5,173	10,005	(4,832)
British pounds	4,453	7,722	(3,269)
Brazilian Reais	4,089	2,497	1,592
Mexican pesos	1,229	1,415	(186)
Canadian dollars	62	4	58
Romanian Leu	810	6,772	(5,962)
Other	2,087	2,884	(797)
Total	39,608	73,511	(33,903)

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The following tables show the reconciliation of movements of financial liabilities to cash flows arising from financing activities for the three years ended December 31, 2025, 2024 and 2023.

December 31, 2025

	Jan. 1, 2025	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2025
Long-term borrowings	18,720	(4,717)	17,846	—	(1,503)	30,346
Lease liabilities	57,750	(9,482)	—	—	1,175	49,443
Short-term borrowings	19,999	(1,976)	—	—	—	18,023
Bank overdrafts	3,328	—	846	—	—	4,174
Non-controlling interests	4,202	(419)	70	—	(951)	2,902
Total liabilities from financing activities	103,999	(16,594)	18,762	—	(1,279)	104,888

Bank overdrafts are used only for cash management purposes.

December 31, 2024

	Jan. 1, 2024	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2024
Long-term borrowings	17,353	(4,839)	3,314	—	2,892	18,720
Lease liabilities	62,327	(10,288)	—	—	5,711	57,750
Short-term borrowings	20,797	(798)	—	—	—	19,999
Bank overdrafts	2,037	—	1,291	—	—	3,328
Non-controlling interests	4,343	(149)	—	—	8	4,202
Total liabilities from financing activities	106,857	(16,074)	4,605	—	8,611	103,999

Bank overdrafts are used only for cash management purposes.

December 31, 2023

	Jan. 1, 2023	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2023
Long-term borrowings	17,290	(8,715)	10,912	—	(2,134)	17,353
Lease liabilities	51,849	(11,057)	—	—	21,535	62,327
Short-term borrowings	27,500	(6,703)	—	—	—	20,797
Bank overdrafts	1,754	—	283	—	—	2,037
Non-controlling interests	4,698	(135)	—	—	(220)	4,343
Total liabilities from financing activities	103,091	(26,610)	11,195	—	19,181	106,857

Bank overdrafts are used only for cash management purposes.